CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Operating costs	$ 3,325,605	$ 1,935,943
Loss from operations	(3,325,605)	(1,935,943)
Other income
Unrealized change in fair value of warrants liabilities	6,715,041	10,712,133
Gain on forgiveness of deferred underwriting fee payable	162,571
Offering costs allocated to warrant liabilities		(655,046)
Interest earned on investments held in Trust Account	3,706,667	79,687
Total other income, net	10,584,279	10,136,774
Income before provision for income taxes	7,258,674	8,200,831
Provision for income taxes	(883,329)
Net Income	$ 6,375,345	$ 8,200,831
Class A common stock subject to redemption
Other income
Basic weighted average shares outstanding	27,600,000	24,499,726
Diluted weighted average shares outstanding	27,600,000	24,499,726
Basic net income per share	$ 0.18	$ 0.26
Diluted net income per share	$ 0.18	$ 0.26
Class B common stock
Other income
Basic weighted average shares outstanding	6,900,000	6,806,301
Diluted weighted average shares outstanding	6,900,000	6,806,301
Basic net income per share	$ 0.18	$ 0.26
Diluted net income per share	$ 0.18	$ 0.26